A U D I T E D    F I N A N C I A L    S T A T E M E N T S

John Hancock Life Insurance Company (U.S.A.) Separate Account M

December 31, 2020

1 of 17

John Hancock Life Insurance Company (U.S.A.)

Separate Account M

Audited Financial Statements

December 31, 2020

2 of 17

Report of Independent Registered Public Accounting Firm

To the Board of Directors of John Hancock Life Insurance Company (U.S.A.) and Contract Owners of

John Hancock Life Insurance Company (U.S.A.) Separate Account M

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise John Hancock Life Insurance Company (U.S.A.) Separate Account M (the “Separate Account”) as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020 and the results of its operations and changes in contract owners’ equity for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the fund companies, or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of the Separate Account since 1986.

Boston, Massachusetts

March 31, 2021

3 of 17

Appendix

Subaccounts comprising John Hancock Life Insurance

Company (U.S.A.) Separate Account M

American Asset Allocation Trust Series I	Investment Quality Bond Trust Series I

American Growth-Income Trust Series I	Money Market Trust Series I

Disciplined Value International Trust Series I	Real Estate Securities Trust Series I

International Equity Index Series I	Small Cap Opportunities Trust Series I

4 of 17

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT M

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	American Asset Allocation Trust Series I	American Growth- Income Trust Series I	International Equity Index Series I	Disciplined Value International Trust Series I	Investment Quality Bond Trust Series I	Money Market Trust Series I
Total Assets

Investments at fair value	$2,558,660	$4,616,391	$564,756	$552,731	$1,046,955	$297,452

Units outstanding	85,262	114,187	36,655	39,281	35,194	16,305

Unit value	$30.01	$40.43	$15.41	$14.07	$29.75	$18.24

Shares	208,700	290,888	28,888	42,355	86,028	297,452

Cost	$2,750,524	$5,006,962	$448,860	$527,430	$992,319	$297,452

See accompanying notes.

5 of 17

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT M

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Real Estate Securities Trust Series I	Small Cap Opportunities Trust Series I
Total Assets

Investments at fair value	$4,301,736	$5,853,759

Units outstanding	23,678	398,669

Unit value	$181.68	$14.68

Shares	226,765	223,085

Cost	$3,112,540	$6,294,224

See accompanying notes.

6 of 17

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT M

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American Asset Allocation Trust Series I		American Growth-Income Trust Series I		International Equity Index Series I
	2020	2019	2020	2019	2020	2019
Income:

Dividend distributions received	$32,268	$37,323	$56,477	$54,433	$12,173	$11,433

Expenses:

Mortality and expense risk and administrative charges	(25,140)	(27,027)	(38,076)	(35,651)	(4,834)	(4,831)

Net investment income (loss)	7,128	10,296	18,401	18,782	7,339	6,602

Realized gains (losses) on investments:

Capital gain distributions received	291,371	295,072	553,483	428,538	4,786	-

Net realized gain (loss)	(50,575)	47,112	(181,878)	(3,104)	1,316	1,147

Realized gains (losses)	240,796	342,184	371,605	425,434	6,102	1,147

Unrealized appreciation (depreciation) during the period	(37,603)	129,219	108,804	324,902	35,781	79,490

Net increase (decrease) in net assets from operations	210,321	481,699	498,810	769,118	49,222	87,239

Changes from principal transactions:

Purchase payments	-	-	-	-	-	-

Transfers between sub-accounts and the company	(20,299)	(58,574)	630,200	(22,458)	(1,576)	37

Withdrawals	(499,703)	(82,551)	(300,780)	(181,806)	(1,397)	(2,809)

Annual contract fee	(570)	(575)	(531)	(529)	(133)	(133)

Net increase (decrease) in net assets from principal transactions	(520,572)	(141,700)	328,889	(204,793)	(3,106)	(2,905)

Total increase (decrease) in net assets	(310,251)	339,999	827,699	564,325	46,116	84,334

Net assets at beginning of period	2,868,911	2,528,912	3,788,692	3,224,367	518,640	434,306

Net assets at end of period	$2,558,660	$2,868,911	$4,616,391	$3,788,692	$564,756	$518,640

	2020	2019	2020	2019	2020	2019
Units, beginning of period	106,023	111,757	104,941	111,145	36,873	37,101

Units issued	216	32	19,715	-	-	18

Units redeemed	(20,977)	(5,766)	(10,469)	(6,204)	(218)	(246)

Units, end of period	85,262	106,023	114,187	104,941	36,655	36,873

See accompanying notes.

7 of 17

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT M

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Disciplined Value International Trust Series I		Investment Quality Bond Trust Series I		Money Market Trust Series I
	2020	2019	2020	2019	2020	2019
Income:

Dividend distributions received	$10,377	$15,669	$21,413	$24,286	$1,224	$7,391

Expenses:

Mortality and expense risk and administrative charges	(4,932)	(5,629)	(9,770)	(9,795)	(3,585)	(3,881)

Net investment income (loss)	5,445	10,040	11,643	14,491	(2,361)	3,510

Realized gains (losses) on investments:

Capital gain distributions received	-	-	506	-	-	-

Net realized gain (loss)	(5,673)	(295)	1,031	(4,323)	-	-

Realized gains (losses)	(5,673)	(295)	1,537	(4,323)	-	-

Unrealized appreciation (depreciation) during the period	6,673	49,653	64,415	67,274	(1)	-

Net increase (decrease) in net assets from operations	6,445	59,398	77,595	77,442	(2,362)	3,510

Changes from principal transactions:

Purchase payments	-	-	80,988	-	1,756	14,510

Transfers between sub-accounts and the company	4,346	10,344	(5,410)	8,248	(83,433)	289

Withdrawals	(39,253)	(31,195)	(69,003)	(89,367)	(16,554)	(7,968)

Annual contract fee	(59)	(71)	(81)	(108)	(63)	(63)

Net increase (decrease) in net assets from principal transactions	(34,966)	(20,922)	6,494	(81,227)	(98,294)	6,768

Total increase (decrease) in net assets	(28,521)	38,476	84,089	(3,785)	(100,656)	10,278

Net assets at beginning of period	581,252	542,776	962,866	966,651	398,108	387,830

Net assets at end of period	$552,731	$581,252	$1,046,955	$962,866	$297,452	$398,108

	2020	2019	2020	2019	2020	2019
Units, beginning of period	42,234	43,858	35,047	38,099	21,649	21,284

Units issued	574	792	3,123	304	112	803

Units redeemed	(3,527)	(2,416)	(2,976)	(3,356)	(5,456)	(438)

Units, end of period	39,281	42,234	35,194	35,047	16,305	21,649

See accompanying notes.

8 of 17

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT M

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Real Estate Securities Trust Series I		Small Cap Opportunities Trust Series I
	2020	2019	2020	2019
Income:

Dividend distributions received	$84,121	$114,710	$33,982	$21,601

Expenses:

Mortality and expense risk and administrative charges	(45,590)	(54,440)	(47,616)	(54,506)

Net investment income (loss)	38,531	60,270	(13,634)	(32,905)

Realized gains (losses) on investments:

Capital gain distributions received	500,731	43,634	280,917	458,266

Net realized gain (loss)	536,099	128,701	(114,105)	(73,294)

Realized gains (losses)	1,036,830	172,335	166,812	384,972

Unrealized appreciation (depreciation) during the period	(1,544,796)	1,053,421	300,567	805,161

Net increase (decrease) in net assets from operations	(469,435)	1,286,026	453,745	1,157,228

Changes from principal transactions:

Purchase payments	-	-	-	-

Transfers between sub-accounts and the company	(683,427)	(30,986)	(8,748)	(18,749)

Withdrawals	(249,364)	(220,793)	(333,149)	(257,069)

Annual contract fee	(495)	(588)	(1,197)	(1,272)

Net increase (decrease) in net assets from principal transactions	(933,286)	(252,367)	(343,094)	(277,090)

Total increase (decrease) in net assets	(1,402,721)	1,033,659	110,651	880,138

Net assets at beginning of period	5,704,457	4,670,798	5,743,108	4,862,970

Net assets at end of period	$4,301,736	$5,704,457	$5,853,759	$5,743,108

	2020	2019	2020	2019
Units, beginning of period	29,332	30,769	425,494	447,791

Units issued	84	10	1,919	-

Units redeemed	(5,738)	(1,447)	(28,744)	(22,297)

Units, end of period	23,678	29,332	398,669	425,494

See accompanying notes.

9 of 17

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT M

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

1. Organization

John Hancock Life Insurance Company (U.S.A.) Separate Account M (the “Account”) is a separate account established by John Hancock Life Insurance Company (U.S.A.) (the “Company”). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended (the “Act”) and is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The Account consists of 8 active sub-accounts which are exclusively invested in a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust”). The Trust is registered under the Act as an open-ended management investment company, commonly known as a mutual fund, which does not transact with the general public. The Account is a funding vehicle for the allocation of net premiums under variable annuity contracts (the “Contracts”) issued by the Company.

The Company is a stock life insurance company organized originally under the laws of the State of Maine in 1955 and later in 1992, the Company changed its state of domicile to the State of Michigan. The Company is an indirect, wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian based publicly traded life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

The Company is required to maintain assets in the Account with a total fair value of at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These as sets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

In addition to the Account, certain contract owners may also allocate funds to the fixed account, which is part of the Company’s general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the Company’s general account has not been registered as an investment company under the Investment Company Act of 1940. Net interfund transfers include transfers between separate and general accounts.

Each sub-account holds shares of a particular series (“Portfolio”) of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer a class of units to fund Contracts issued by the Company. This class, Series I, represents an interest in the same Trust Portfolio, but in a different class of that Portfolio.

10 of 17

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT M

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

2. Significant Accounting Policies

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

The Company’s results and operations have been and may continue to be adversely impacted by the COVID-19 pandemic and the recent economic downturn. The adverse effects include but are not limited to significant volatility in equity markets and decline in interest rates, increase in credit risk, strain on commodity markets, foreign currency exchange rate volatility, increases in insurance claims, persistency and redemptions, and disruption of business operations. The breadth and depth of these events and how long they will continue have introduced additional uncertainty around estimates used in determining the carrying value of certain assets and liabilities included in these financial statements.

Valuation of Investments

Investments made in the Portfolios of the Trust are valued at fair value based on the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on a first-in, first-out basis.

Amounts Receivable/Payable

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios’ shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2020.

11 of 17

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT M

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

3. Federal Income Taxes

The Account does not file separate tax returns. The taxable income of the Account is consolidated with that of the Company within the consolidated federal tax return. Any tax contingencies arising from the taxable income generated by the Account is the responsibility of the Company and the Company holds any and all tax contingencies on its financial statements. The Company’s consolidated federal tax return for the years 2014 and 2015 are currently under examination by the Internal Revenue Service. The years from 2015 are also open for examination by the internal revenue service. The Account is not a party to the consolidated tax sharing agreement thus no amount of income taxes or tax contingencies are passed through to the Account. The legal form of the Account is not taxable in any state or foreign jurisdictions.

The income taxes topic of the FASB ASC establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns (including whether the Account is taxable in certain jurisdictions). The topic requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as tax expense or benefit.

The Account complies with the provisions of FASB ASC Topic 740, Income Taxes. As of December 31, 2020, the Account did not have a liability for any uncertain tax positions. The Account recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations and Changes in Contract Owners’ Equity.

4. Transactions with Affiliates

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. John Hancock Investment Management Services, LLC (“JHIMS”), a Delaware limited liability company controlled by MFC, serves as investment adviser for the Trust.

John Hancock Distributors, LLC, a registered broker-dealer and wholly owned subsidiary of JHUSA, acts as the principle underwriter of the Contracts pursuant to a distribution agreement with the Company . Contracts are sold by registered representatives of either John Hancock Distributors, LLC or other broker-dealers having distribution agreements with John Hancock Distributors , LLC.

Certain officers of the Account are officers and directors of JHUSA or the Trust.

Contract charges, as described in Note 9, are paid to the Company.

12 of 17

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT M

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

5. Fair Value Measurements

ASC 820 “Fair Value Measurements and Disclosures” provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. ASC 820 defines fair value as the value that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following ASC 820 guidance, the Account has categorized its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Account’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•	Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date.
•	Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.
•	Level 3 – Fair value measurements using significant non market observable inputs.

All of the Account’s sub-accounts’ investments in a Portfolio of the Trust were valued at the reported net asset value of the Portfolio and categorized as Level 1 as of December 31, 2020. The following table presents the Account’s assets that are measured at fair value on a recurring basis by fair value hierarchy level under ASC 820, as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated	$19,792,440	-	-	19,792,440
Total	$19,792,440	-	-	19,792,440

Assets owned by the Account are primarily open-ended mutual fund investments issued by the Trust. These are classified within Level 1, as fair values of the underlying funds are based upon reported net asset values (“NAV”), which represent the values at which each sub-account can redeem its investments.

Changes in valuation techniques may result in transfer in or out of an assigned level within the disclosure hierarchy. Transfers between investment levels may occur as the availability of a price source or data used in an investment’s valuation changes. Transfers between investment levels are recognized at the beginning of the reporting period. There have been no transfers between any level of fair value measurements during the period ended December 31, 2020.

13 of 17

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT M

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

6. Purchases and Sales of Investments

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments in the Portfolios of the Trust during 2020 were as follows:

Sub-Account	Purchases	Sales
American Asset Allocation Trust Series I	$329,736	$551,808
American Growth-Income Trust Series I	1,309,406	408,633
International Equity Index Series I	16,959	7,939
Disciplined Value International Trust	17,042	46,563
Series I Investment Quality Bond Trust	113,224	94,579
Series I Money Market Trust Series I	3,280	103,937
Real Estate Securities Trust Series I	598,854	992,879
Small Cap Opportunities Trust Series I	335,094	410,905

14 of 17

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT M

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

7. Unit Values

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

American Asset Allocation Trust Series I(*)	2020	85	$ 30.01 to $ 30.01	$ 2,559	1.00 % to 1.00%	1.29%	10.90 % to 10.90%
	2019	106	27.06 to 27.06	2,869	1.00 to 1.00	1.38	19.57 to 19.57
	2018	112	22.63 to 22.63	2,529	1.00 to 1.00	1.51	-5.86 to -5.86
	2017	131	24.04 to 24.04	3,147	1.00 to 1.00	1.22	14.64 to 14.64
	2016	134	20.97 to 20.97	2,810	1.00 to 1.00	1.29	7.90 to 7.90

American Growth-Income Trust Series I(*)	2020	114	40.43 to 40.43	4,616	1.00 to 1.00	1.49	11.98 to 11.98
	2019	105	36.10 to 36.10	3,789	1.00 to 1.00	1.53	24.45 to 24.45
	2018	111	29.01 to 29.01	3,224	1.00 to 1.00	1.37	-3.16 to -3.16
	2017	121	29.96 to 29.96	3,629	1.00 to 1.00	1.05	20.82 to 20.82
	2016	131	24.79 to 24.79	3,250	1.00 to 1.00	1.63	10.00 to 10.00

International Equity Index Series I(*)	2020	37	15.41 to 15.41	565	1.01 to 1.01	2.53	9.54 to 9.54
	2019	37	14.07 to 14.07	519	1.00 to 1.00	2.38	20.16 to 20.16
	2018	37	11.71 to 11.71	434	1.00 to 1.00	2.33	-14.96 to -14.96
	2017	38	13.76 to 13.76	527	1.00 to 1.00	2.17	26.05 to 26.05
	2016	42	10.92 to 10.92	463	1.00 to 1.00	2.53	3.40 to 3.40

Disciplined Value International Trust Series I(*).	2020	39	14.07 to 14.07	553	1.01 to 1.01	2.12	2.25 to 2.25
	2019	42	13.76 to 13.76	581	1.00 to 1.00	2.80	11.21 to 11.21
	2018	44	12.38 to 12.38	543	1.00 to 1.00	2.30	-15.88 to -15.88
	2017	54	14.71 to 14.71	799	1.00 to 1.00	1.48	15.98 to 15.98
	2016	86	12.68 to 12.68	1,085	1.00 to 1.00	9.86	1.48 to 1.48

Investment Quality Bond Trust Series I(*)	2020	35	29.71 to 29.71	1,047	1.00 to 1.00	2.20	8.28 to 8.28
	2019	35	27.44 to 27.44	963	1.00 to 1.00	2.49	8.28 to 8.28
	2018	38	25.34 to 25.34	967	1.00 to 1.00	2.56	-1.81 to -1.81
	2017	47	25.81 to 25.81	1,202	1.00 to 1.00	2.56	3.57 to 3.57
	2016	50	24.92 to 24.92	1,256	1.00 to 1.00	2.16	3.25 to 3.25

Money Market Trust Series I(*)	2020	16	18.32 to 18.32	297	1.01 to 1.01	0.34	-0.69 to -0.69
	2019	22	18.45 to 18.45	398	1.00 to 1.00	1.92	0.93 to 0.93
	2018	21	18.28 to 18.28	388	1.00 to 1.00	1.50	0.52 to 0.52
	2017	28	18.18 to 18.18	503	1.00 to 1.00	0.60	-0.40 to -0.40
	2016	29	18.26 to 18.26	521	1.00 to 1.00	0.07	-0.91 to -0.91

Real Estate Securities Trust Series I(*)	2020	24	181.70 to 181.70	4,302	1.01 to 1.01	1.85	-6.58 to -6.58
	2019	29	194.50 to 194.50	5,704	1.00 to 1.00	2.11	28.12 to 28.12
	2018	31	151.82 to 151.82	4,671	1.00 to 1.00	1.67	-4.43 to -4.43
	2017	35	158.85 to 158.85	5,482	1.00 to 1.00	0.52	5.18 to 5.18
	2016	38	151.03 to 151.03	5,795	1.00 to 1.00	3.28	5.86 to 5.86

Small Cap Opportunities Trust Series I(*)	2020	399	14.68 to 14.68	5,854	1.00 to 1.00	0.72	8.78 to 8.78
	2019	425	13.50 to 13.50	5,743	1.00 to 1.00	0.40	24.29 to 24.29
	2018	448	10.86 to 10.86	4,863	1.00 to 1.00	0.41	-14.71 to -14.71
	2017	496	12.73 to 12.73	6,312	1.00 to 1.00	0.41	9.97 to 9.97
	2016	543	11.58 to 11.58	6,284	1.00 to 1.00	0.46	18.28 to 18.28

(*) Sub-account that invests in affiliated Trust .

(a) As the unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b) These ratios represent the annualized contract expenses of the separate account, consisting primarily of the items known as “Revenue from underlying fund (12b-1, ST A, Other)” and “Revenue from Sub-account” (formerly referred to as the administrative maintenance charges and sales and service fees (AMC and SSF)). The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to unitholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(c) These ratios represent the distributions from net investment income received by the sub-account from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Portfolio in which the sub-accounts invest.

(d) These ratios, represent the total return for the periods indicated, including changes in the value of the underlying Port folio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. For closed sub-accounts, the total return is calculated from the beginning of the reporting period to the date the sub-account closed. As

15 of 17

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT M

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

7. Unit Values (continued):

the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum a nd maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

16 of 17

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT M

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

8. Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Internal Revenue Code (“the Code”). Under the provisions of Section 817(h) of the Code, a Contract will not be treated as a variable annuity contract for federal tax purposes for any period for which the investments of the Account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirement set forth in regulations issued by the Secretary of the Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and the Account will continue to meet such requirements.

9. Contract Charges

The expense ratio represents the contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. The fees are 1.00% of net assets of the sub-account.

17 of 17